Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) share	Dec. 31, 2017 CAD ($) share
Statements Line Items
Number of share options outstanding, beginning of period | share	3,537,123	3,063,130
Weighted average exercise price share options, beginning of period | $	$ 14.90	$ 14.25
Number of share options granted in share-based payment arrangement | share	886,900	763,400
Weighted average exercise price of share options granted | $	$ 12.85	$ 16.57
Number of share options exercised | share	0	(43,970)
Weighted average exercise price of share options exercised | $	$ 0.00	$ 14.22
Number of share options expired | share	(44,866)	(4,333)
Weighted average exercise price of share options expired | $	$ 15.15	$ 15.80
Number of share options forfeited | share	(70,467)	(50,633)
Weighted average exercise price of share options forfeited | $	$ 14.43	$ 14.57
Number of share options oustanding, end of period | share	4,305,980	3,537,123
Weighted average exercise price share options, end of period | $	$ 14.90	$ 14.90
Number of share options exercisable | share	2,720,879	2,051,323
Weighted average exercise price of share options exercisable | $	$ 14.72	$ 14.57
Virginia replacement share options [Member]
Statements Line Items
Number of share options issued | share	(2,710)	(190,471)
Weighted average exercise price, share options issued | $	$ 13.93	$ 11.28